Long-Term Loans (Tables)	6 Months Ended
Apr. 30, 2025
Long-term loans [Abstract]
Schedule of Long-Term Loans
	April 30, 2025	October 31, 2024
Loans from third parties	$334,685	$662,160
Loan from bank	1,505,957	1,396,491
Total	$1,840,642	$2,058,651